Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Schedule of share-based options granted

		No. of options	Vesting	Vesting
Type of options	Grant Date	outstanding	period	conditions
ESOP options	November 2021, depending on the employee	1,976,364*	2021 – 2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	1,250,805*	2022-2026	Service condition, non-market performance condition
LTIP - Modified complex conditional upon listing	November 18, 2020	0*	2021	Service condition, non-market performance condition
Total share options granted as at December 31, 2023		3,227,169	—	—
*	Options granted refer to GDEV Inc. shares

Schedule of share-based payments expense

	2023	2022	2021
Class B complex vesting	313	702	216
Complex conditional upon listing	—	—	930
Employee stock option plan	1,719	3,049	2,615
Total recorded expenses	2,032	3,751	3,761
therein recognized:
within Game operation cost	57	121	234
within Selling and marketing expenses	115	242	467
within General and administrative expenses	1,860	3,388	3,060

Schedule of actual number of shares held and outstanding

	Number of	Percentage of
	Ordinary Shares	Ordinary Shares
Kismet’s public shareholders	3,188,758	1.6%
Sponsor	11,750,000	6.0%
Nexters Global shareholders	176,584,343	89.9%
PIPE investors	5,000,000	2.5%
Total	196,523,101	100%

Schedule of calculation of share listing expense

	Number of Shares	Amount
Kismet's existing public shareholders	3,188,758
Sponsor	11,750,000
PIPE investors	5,000,000
Total GDEV Inc. Shares issued to Kismet shareholders	19,938,758
Market value per share at August 27, 2021	US$ 10.6684
Fair value of shares issued		212,715
Net assets of Kismet at August 27, 2021		111,286
Effect of accounting for fair value of warrants		(24,009)
Net assets of Kismet at August 27, 2021 including effect of fair value of warrants[1]		87,277
Difference - being IFRS 2 charge for listing services		125,438

[1] Includes the effects of i) US GAAP to IFRS conversion adjustment and ii) effect of difference in fair values between Kismet warrants and GDEV Inc. warrants

Class A share-based payments
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

			Class B	Complex
	Employee	Class B complex	complex	conditional upon
	stock	vesting - related to	vesting - related to	listing - related to
	option	Nexters Global Ltd	GDEV Inc.	GDEV Inc.
	plan	shares	shares	shares
Outstanding at the beginning of 2021 (units)	—	500	—	100,000
Granted during the period (units)	2,330,000	—	—	—
Modification of options (units)	—	(500)	4,414,608	—
Exercised and forfeited during the period (units)	—	—	—	(80,000)
Outstanding at the end of 2021 (units)	2,330,000	—	4,414,608	20,000
Forfeited	—	—	(294,308)	—
Outstanding at the end of 2022 (units)	2,330,000	—	4,120,300	20,000

Class B complex vesting (performance-based awards)
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

			Complex
	Employee	Class B complex	conditional upon
	stock option	vesting -related to	listing - related to
	plan	GDEV Inc shares	GDEV Inc shares
Outstanding at the beginning of the period 2023 (units)	2,330,000	4,120,300	20,000
Granted during the period (units)	45,455	—	—
Modification of options (units)	—	—	—
Exercised during the period (units)	(199,091)	(441,462)	(20,000)
Forfeited	(200,000)	(1,839,419)	—
Cancelled	—	(1,324,381)	—
Outstanding at the end of the period 2023 (units)	1,976,364	515,038	—

Stock options granted in 2021
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 7.86 to 8.71
Strike (exercise) price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Modification of complex options
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in GDEV Inc.

Complex vesting conditional upon listing
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11

Schedule of share-based payments expense

	2023	2022	2021
Expenses in relation to fulfilled condition	—	—	930
Total recorded expenses	—	—	930